EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2023
EARNING PER SHARE
Schedule of earning per share

	06/30/2023	06/30/2022	06/30/2021
Numerator
Profit (Loss) for the year (basic EPS)	18,779,876	(7,199,618)	(6,870,163)
Profit (Loss) for the year (diluted EPS)	18,779,876	(7,199,618)	(6,870,163)
Denominator
Weighted average number of shares (basic EPS)	62,146,082	42,302,318	39,218,632
Weighted average number of shares (diluted EPS)	63,185,508	42,302,318	39,218,632

Basic profit (loss) attributable to ordinary equity holders of the parent	0.3022	(0.1702)	(0.1752)
Diluted profit (loss) attributable to ordinary equity holders of the parent	0.2972	(0.1702)	(0.1752)